Taxation	12 Months Ended
Dec. 31, 2023
Taxation
Taxation
21.	Taxation

a)	Value added tax (“VAT”)
The Group is subject to statutory VAT rate of
9%
for revenues from sales of audio, video products and books and statutory VAT rate of
13
% for sales of other products in the Chinese mainland, started from April 1, 2019. The Group is exempted from VAT for revenues from sales of books from January 1, 2014 to December 31, 202
7
in comply with relevant VAT regulations of the Chinese mainland.
The Group is subject to VAT at the rate of 6% or 9% for revenues from logistics services, and 6% for revenues from online advertising and other services.
The Group is also subject to cultural undertaking development fees at the rate of 3% on revenues from online advertising services in the Chinese mainland, which is exempted from January 1, 2020 to December 31, 2021 and reduced by 50% from January 1, 2022 to December 31, 2024.

b)	Income tax
Cayman Islands
Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.
British Virgin Islands
Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.
Singapore
Under the current laws of Singapore, the Group’s subsidiaries in Singapore are subject to 17% income tax rate on any taxable income accruing in or derived from Singapore, or received in Singapore from outside Singapore for the years ended December 31, 2021, 2022 and 2023, respectively.
Hong Kong
The Group’s subsidiaries incorporated in Hong Kong are subject to a two-tiered
income tax rate on its taxable income generated from operations in Hong Kong effective on April 1, 2018. The first HK$2 million of profits earned by its subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. The Group performs analysis on the foreign-derived income, mainly including dividend and interest, earned by its subsidiaries incorporated in Hong Kong, applies for an advance ruling with the Inland Revenue Department of Hong Kong for the income meeting exemption conditions and pays tax for the income subject to Hong Kong profits tax under Foreign Source Income Exemption (“FSIE”) regime.
Chinese mainland
Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Most of the Group’s PRC subsidiaries and consolidated VIEs are subject to the statutory income tax rate of 25%.

The EIT Law and its implementation rules permit certain High and New Technologies Enterprises, or HNTEs, to enjoy a reduced 15% enterprise income tax rate subject to these HNTEs meeting certain qualification criteria. In addition, the relevant EIT laws and regulations also provide that entities recognized as Software Enterprises are able to enjoy a tax holiday consisting of a two-year-exemption
commencing from their first profitable calendar year and a 50% reduction in ordinary tax rate for the following three calendar years. Beijing Shangke has been qualified as HNTE and enjoys a preferential income tax rate of 15%

in 2021, 2022 and 2023. Beijing Wodong Tianjun has been entitled to an exemption from income tax for the first two years and 50% reduction for the next three years from its first profitable year as a “software enterprise”. It applied the privilege of “software enterprise” and enjoyed an exemption from income tax in 2020 and 2021, and a 50% reduction in 2022 and 2023.
Certain enterprises will benefit from a preferential tax rate of 15% under the EIT Law if they are located in applicable PRC regions as specified in the Catalogue of Encouraged Industries in Western Regions (initially effective through the end of 2010 and further extended to 2030), or the Western Regions Catalogue, subject to certain general restrictions described in the EIT Law and the related regulations. Chongqing Haijia and certain other entities of the Group are qualified as the enterprises within the Catalogue of Encouraged Industries in Western Regions and enjoyed 15% preferential income tax rate.
According to the relevant laws and regulations in the PRC, enterprises engaging in research and development activities are entitled to claim 150% of their research and development expenses so incurred as tax deductible expenses when determining their assessable profits for that year (“Super Deduction”). The State Taxation Administration
(“STA”)

of the PRC announced in September 2018 that enterprises engaging in research and development activities would be entitled to claim 175% of their research and development expenses as Super Deduction from January 1, 2018 to December 31, 2020, which was subsequently announced in March 2021 to be further extended to December 31, 2023. In September 2022, the
STA
of the PRC further announced that for the enterprises entitled to the current pre-tax
deduction ratio of 175% for research and development expenses, such ratio is raised to 200% during the period from October 1, 2022 to December 31, 2022. In March 2023, the
STA
of
 the
PRC announced that 200% of the actual amount can be deducted before tax from January 1, 2023.
Withholding tax on undistributed dividends
The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for the PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC
company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered as a resident enterprise for the PRC tax purposes.
The EIT
L
aw also imposes a withholding income tax of 10% on dividends distributed by a Foreign Investment Enterprise (“FIE”) to its immediate holding company outside of the Chinese mainland, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within the Chinese mainland or if the received dividends have no connection with the establishment or place of such immediate holding company within the Chinese mainland, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with the Chinese mainland that provides for a different withholding arrangement. According to the arrangement between the Chinese mainland and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in the Chinese mainland to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the FIE satisfies the criteria for “beneficial owner” under Circular No. 9, which was issued by the
STA
in February 2018, and the foreign investor owns directly at least 25% of the shares of the FIE).

Before 2022, the Company did not record any dividend withholding tax on the retained earnings of its FIEs in the Chinese mainland, as the Company intended to reinvest all earnings in the Chinese mainland to further expand its business in the Chinese mainland, and its FIEs did not intend to declare dividends on the retained earnings to their immediate foreign holding companies.
For the years ended December 31, 2022 and 2023, the Company accrued RMB367 million and RMB2,421 million withholding tax expenses associated with its earnings expected to be distributed from its FIEs in the Chinese mainland to countries or regions other than
t
h
e

Chinese mainland, respectively. As of December 31, 2022 and 2023, the Company has accrued withholding tax liabilities associated with all of its earnings expected to be distributed from its FIEs in the Chinese mainland to countries or regions other than
t
h
e

Chinese mainland, except for unrecognized deferred tax liabilities of RMB4.3 billion and RMB3.2 billion related to the remaining undistributed earnings that the Company still intends to indefinitely reinvest in the Chinese mainland, respectively.
The components of income/(loss) before tax are as follows:

	For the year ended December 31,
	2021	2022	2023

	(RMB in millions)
Income/(loss) before tax
Income from Chinese mainland operations	14,518	16,800	33,130
Loss from non-Chinese mainland operations	(17,098)	(2,933)	(1,480)

Total income/(loss) before tax	(2,580)	13,867	31,650

Income tax benefits/(expenses) applicable to Chinese mainland operations
Current income tax expenses	(2,538)	(4,418)	(6,265)
Deferred tax benefits	651	732	410

Subtotal income tax expenses applicable to Chinese mainland operations	(1,887)	(3,686)	(5,855)

Income tax expenses applicable to non-Chinese mainland operations
Current income tax expenses	—	(307)	(1,259)
Deferred tax expenses	—	(183)	(1,279)

Subtotal income tax expenses applicable to non-Chinese mainland operations	—	(490)	(2,538)

Total income tax expenses	(1,887)	(4,176)	(8,393)

Reconciliation of difference between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2021, 2022 and 2023 is as follows:

	For the year ended December 31,
	2021	2022	2023
Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential tax rates and tax holiday	86.0%	(19.3)%	(7.6)%
Tax effect of tax-exempt entities	(143.7)%	12.1%	3.3%
Effect on tax rates in different tax jurisdiction	(2.3)%	(3.2)%	(0.9)%
Tax effect of non-deductible expenses	(13.8)%	4.0%	0.1%
Tax effect of non-taxable income	1.4%	(0.4)%	(0.5)%
Tax effect of Super Deduction and others	105.9%	(19.0)%	(9.6)%
Changes in valuation allowance	(131.6)%	28.3%	9.1%
Effect on withholding income tax	0.0%	2.6%	7.6%

Effective tax rates	(73.1)%	30.1%	26.5%

The following table sets forth the effect of tax holiday:

	For the year ended December 31,
	2021	2022	2023
Tax holiday effect (RMB in millions)	2,219	2,677	2,397
Effect of tax holiday on basic net income per share (RMB)	0.71	0.86	0.76
Effect of tax holiday on diluted net income per share (RMB)	0.71	0.84	0.76

c)	Deferred tax assets and deferred tax liabilities

	As of December 31,
	2022	2023

	(RMB in millions)
Deferred tax assets
- Net operating loss carry forwards and others	12,715	15,909
- Deferred revenues	472	464
- Inventory valuation allowance	1,029	1,092
- Allowance for doubtful accounts	1,001	1,098
- Unrealized fair value losses for certain investments	595	238
Less: valuation allowance	(14,276)	(17,057)

Net deferred tax assets	1,536	1,744

Deferred tax liabilities
- Long-lived assets arisen from business combinations and asset acquisitions	5,598	6,638
- Withholding tax on undistributed earnings	183	1,779
- Accelerated tax depreciation and others	730	850

Total deferred tax liabilities	6,511	9,267

As of December 31, 2023, the accumulated net operating loss that can be carried forward to offset future taxable income, mainly includes: (i)
RMB11,918 million
of the Company’s subsidiaries incorporated in Singapore and Hong Kong which can be carried forward indefinitely; and (ii)
RMB34,586 million
arose from the Company’s subsidiaries and consolidated VIEs established in the Chinese mainland and Indonesia, which will expire during the period from 2024 to 2028 except for those arose from HNTEs, which will expire during the period from 2024 to 2033.
A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.
Valuation allowances provided on the deferred tax assets mainly related to the net operating loss carry forwards, as the Group’s management does not believe that sufficient positive evidence exists to conclude that the benefits of such deferred tax assets are more likely than not to be realized. The amount of valuation allowance offset in deferred tax assets as of December 31, 2022 and 2023 was RMB14,276 million and RMB17,057 million, respectively.
The movements of valuation allowance of deferred tax assets are as follows:

	For the year ended December 31,
	2021	2022	2023

	(RMB in millions)
Balance at beginning of the year	4,289	7,670	14,276
Additions	5,052	7,694	6,630
Reversals	(1,671)	(1,088)	(3,849)

Balance at end of the year	7,670	14,276	17,057